                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the Dreyfus Variable Investment Fund -- Money Market Portfolio.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

Subaccounts


                   Subaccount Investing In                       Investment Objective
                   -----------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Capital Appreciation    Long-term growth of capital.
INSURANCE FUNDS    Fund -- Series I shares (formerly,
(INVESCO VARIABLE  AIM V.I. Capital Appreciation
INSURANCE FUNDS)   Fund -- Series I shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Global Real Estate      Total return through growth of capital
                   Fund -- Series II shares (formerly,  and current income.
                   AIM V.I. Global Real Estate
                   Fund -- Series II shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Large Cap Growth        Long-term growth of capital.
                   Fund -- Series I shares (formerly,
                   AIM V.I. Large Cap Growth
                   Fund -- Series I shares)
                   -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced           Seeks to maximize total return
VARIABLE PRODUCTS  Wealth Strategy Portfolio --         consistent with the adviser's
SERIES FUND, INC.  Class B                              determination of reasonable risk.
                   -----------------------------------------------------------------------------
                   AllianceBernstein Growth and         Long-term growth of capital.
                   Income Portfolio -- Class B
                   -----------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Total return through growth of capital  Invesco Advisers, Inc. (subadvised
and current income.                     by Invesco Asset Management
    Limited)

---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------

18891CBNY SUPPB 06/30/10


                         Subaccount Investing In                      Investment Objective
                         -----------------------------------------------------------------------------
                         AllianceBernstein Large Cap        Long-term growth of capital.
                         Growth Portfolio -- Class B
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --         Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,     Class I                            secondary objective.
INC.                     -----------------------------------------------------------------------------
                         VP International Fund -- Class I   Seeks capital growth.

                         -----------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I        Seeks long-term capital growth.

                         -----------------------------------------------------------------------------
                         VP Value Fund -- Class I           Seeks long-term capital growth.
                                                            Income is a secondary objective.
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                           strategy that seeks to protect against
INC.                                                        U.S. inflation.
                         -----------------------------------------------------------------------------
DREYFUS                  Dreyfus Investment Portfolios      Seeks investment returns that are
                         MidCap Stock Portfolio -- Initial  greater than the total return
                         Shares                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         -----------------------------------------------------------------------------
                         Dreyfus Variable Investment Fund   The portfolio seeks as high a level of
                         -- Money Market Portfolio          current income as is consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity. As a money
                                                            market fund, the portfolio is subject to
                                                            maturity, quality and diversification
                                                            requirements designed to help it
                                                            maintain a stable share price of $1.00.
                         -----------------------------------------------------------------------------
                         The Dreyfus Socially Responsible   Seeks capital growth, with current
                         Growth Fund, Inc. -- Initial       income as a secondary objective.
                         Shares
                         -----------------------------------------------------------------------------
DWS VARIABLE SERIES II   DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
                         Value VIP -- Class B Shares

                         -----------------------------------------------------------------------------
                         DWS Strategic Value VIP --         Seeks to achieve a high rate of total
                         Class B Shares (formerly, DWS      return.
                         Dreman High Return Equity VIP
                         -- Class B Shares)
                         -----------------------------------------------------------------------------
                         DWS Technology VIP -- Class B      Seeks growth of capital.
                         Shares
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS       Service Class 2
FUND









                         -----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Seeks capital growth. Income is a         American Century Investment
secondary objective.                      Management, Inc.
-----------------------------------------------------------------------------
Seeks capital growth.                     American Century Global
                                          Investment Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
Income is a secondary objective.          Management, Inc.
-----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
                                          Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ)
-----------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                    Service Class 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio -- Service   Seeks long-term growth of capital.
                    Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities Fund    Seeks to maximize income while
VARIABLE INSURANCE  -- Class 2 Shares                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ------------------------------------------------------------------------------
                    Franklin Large Cap Growth          Seeks capital appreciation. The fund
                    Securities Fund -- Class 2 Shares  normally invests at least 80% of its net assets in investments of large
                                                       capitalization companies, and normally
                                                       invests predominantly in equity
                                                       securities.
                    ------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding    Seeks capital appreciation, with
                    Funds Allocation Fund -- Class 2   income as a secondary goal. The fund
                    Shares                             normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Foreign Securities       Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Total Return Fund -- Class 1       Seeks the highest total return,
FUNDS, INC./1/      Shares                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies, and normally
invests predominantly in equity
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
-----------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      Subaccount Investing In                       Investment Objective
                      -------------------------------------------------------------------------------
JPMORGAN INSURANCE    JPMorgan Insurance Trust Core      Seeks to maximize total return by
TRUST                 Bond Portfolio -- Class 1          investing primarily in a diversified
                                                         portfolio of intermediate- and long-
                                                         term debt securities.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Equity    Seeks investment results that
                      Index Portfolio -- Class 1         correspond to the aggregate price and
                                                         dividend performance of securities in
                                                         the Standard & Poor's 500 Composite
                                                         Stock Price Index (S&P 500 Index).
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide high total return from
                      International Equity Portfolio --  a portfolio of equity securities of
                      Class 1                            foreign companies. Total return
                                                         consists of capital growth and current
                                                         income.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide long-term capital
                      Intrepid Growth Portfolio --       growth.
                      Class 1
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --      investing primarily in equity securities
                      Class 1                            of companies with intermediate
                                                         capitalizations.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid       Seeks capital growth over the long
                      Cap Growth Portfolio -- Class 1    term.
                      (formerly, JPMorgan Insurance
                      Trust Diversified Mid Cap Growth
                      Portfolio -- Class 1)
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid       Seeks capital appreciation with the
                      Cap Value Portfolio -- Class 1     secondary goal of achieving current
                                                         income by investing in equity
                                                         securities.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Small     Seeks capital growth over the long
                      Cap Core Portfolio -- Class 1      term.

                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust U.S.      Seeks to provide high total return from
                      Equity Portfolio -- Class 1        a portfolio of selected equity securities.

                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --  The fund's investment objective is to
                      Service Class Shares               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Capital                Seeks capital appreciation by investing
ACCOUNT FUNDS         Appreciation Fund/VA -- Service    in securities of well-known established
                      Shares                             companies.
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street            Seeks high total return.
                      Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Small      Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks investment results that               JPMorgan Investment Management
correspond to the aggregate price and       Inc., an indirect, wholly-owned
dividend performance of securities in       subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
-------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Management
growth.                                     Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.


-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return.                          Company
-------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
-------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

-------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                 Subaccount Investing In               Investment Objective                   as applicable)
                 ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE   High Yield Portfolio --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  Administrative Class Shares  consistent with preservation of capital  Company LLC and prudent investment management.
                                              Invests at least 80% of its assets in a
                                              diversified portfolio of high yield
                                              securities ("junk bonds") rated below
                                              investment grade but rated at least Caa
                                              by Moody's or CCC by S&P, or, if
                                              unrated, determined by PIMCO to be
                                              of comparable quality, subject to a
                                              maximum of 5% of its total assets in
                                              securities rated Caa by Moody's or
                                              CCC by S&P, or, if unrated,
                                              determined by PIMCO to be of
                                              comparable quality.
                 ----------------------------------------------------------------------------------------------------
                 Low Duration Portfolio --    Seeks maximum total return,              Pacific Investment Management
                 Administrative Class Shares  consistent with preservation of capital  Company LLC and prudent investment management.
                 ----------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 1.51% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $913       $1,673      $2,358       $3,879

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $334       $1,077      $1,840       $3,844

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $364       $1,108      $1,873       $3,879

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.